NATIONWIDE VARIABLE INSURANCE TRUST
American Funds NVIT Growth-Income Fund

Supplement dated October 20, 2020
to the Summary Prospectus dated April 29, 2020

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately, all references to, and information regarding, Claudia P. Huntington in the Summary Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE